Financial instruments - additional disclosures (Details 10) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	$ (5,434)		$ 5,994
Lease liability	(1,949)	$ (1,736)
Trade payables	(5,424)		(5,556)
Contingent consideration liabilities	(1,036)		907
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(36)		113
Lease liability	(65)
Trade payables	(5,222)		(5,556)
Contingent consideration liabilities	(62)
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(428)		459
Lease liability	(181)
Trade payables	(202)
Contingent consideration liabilities	(9)		98
Between one and five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(1,531)		1,667
Lease liability	(622)
Contingent consideration liabilities	(582)		470
Later than five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(3,439)		3,755
Lease liability	(1,081)
Contingent consideration liabilities	$ (383)		$ 339